LEASE (Schedule of non-cancellable direct financing leases) (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
2022	¥ 3,239	$ 510
2023	3,022	474
2024	¥ 2,123	$ 333